COMMITMENTS AND CONTINGENCIES - Environmental Matters by Site (Details) - USD ($) $ in Millions	Jun. 05, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Loss contingencies
Environmental remediation obligations		$ 304.0	$ 312.0	$ 331.0
Newmont USA
Loss contingencies
Percent ownership held by Newmont		100.00%
Newmont USA | Environmental remediation | Ross-Adams Mine Site
Loss contingencies
Damages sought	$ 0.3
Dawn Mining Company
Loss contingencies
Percent ownership held by Newmont		51.00%
Dawn Mining Company | Environmental remediation | Midnite Mine
Loss contingencies
Department of Interior contribution for past and future cleanup costs					$ 42.0
Environmental remediation obligations		$ 185.0